Earnings per Unit and Cash Distributions (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per Unit and Cash Distributions
Schedule of calculations of basic and diluted earnings per unit

	Year Ended December 31,
(U.S. Dollars in thousands, except per unit data)	2018	2017	2016
Net income	$82,165	$68,064	$61,102
Less: Series A Preferred unitholders’ interest in net income	7,200	5,253	—
Net income attributable to the unitholders of KNOT Offshore Partners LP	74,965	62,811	61,102
Less: Distributions (2)	72,136	67,171	61,528
Under (over) distributed earnings	2,829	(4,360)	(426)
Under (over) distributed earnings attributable to:
Common unitholders (3)	2,777	(4,280)	(417)
Subordinated unitholders (3)	—	—	—
General Partner	52	(80)	(9)
Weighted average units outstanding (basic) (in thousands):
Common unitholders	32,694	30,068	23,917
Subordinated unitholders	—	—	3,277
General Partner	615	567	559
Weighted average units outstanding (diluted) (in thousands):
Common unitholders	36,370	32,804	23,917
Subordinated unitholders	—	—	3,277
General Partner	615	567	559
Earnings per unit (basic)
Common unitholders (4)	$2.251	$2.050	$2.291
Subordinated unitholders (4)	—	—	1.542
General Partner	2.251	2.046	2.248
Earnings per unit (diluted):
Common unitholders (4)	$2.217	$2.037	$2.291
Subordinated unitholders (4)	—	—	1.542
General Partner	2.251	2.046	2.248
Cash distributions declared and paid in the period per unit (5)	$2.080	$2.080	$2.080
Subsequent event: Cash distributions declared and paid per unit relating to the period (6)	$0.520	$0.520	$0.520
(1)	Earnings per unit have been calculated in accordance with the cash distribution provisions set forth in the Partnership Agreement.
(2)

This refers to distributions made or to be made in relation to the period irrespective of the declaration and payment dates and based on the numbers of units outstanding at the record date. This includes cash distributions to the IDR holder (KNOT) for the years ended December 31, 2018, 2017 and 2016 of $2.8 million, $2.6 million and $2.4 million, respectively.

(3)	On May 18, 2016, all subordinated units converted into common units on a one-for-one basis.
(4)

Until May 18, 2016, the net income attributable to the IDR holder is included in calculation of earnings per unit for subordinated unitholders, basic and diluted. The IDRs generally were not transferrable by KNOT prior to March 31, 2018. The net income attributable to IDRs for the year ended December 31, 2018, 2017 and 2016 was $2.8 million, $2.6 million and $2.4 million, respectively.

(5)	Refers to cash distributions declared and paid during the period.
(6)	Refers to cash distributions declared and paid subsequent to December 31, 2018.